Fair Value of Financial Instruments - Details of financial instruments and their classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financial Assets [Abstract]
Financial Asset	$ 4,385,631	$ 4,488,238	$ 4,723,122
Financial Liability	4,140,732	3,890,436	3,930,089
Tax receivable	10,300	6,200	3,300
Recurring fair value measurement
Financial Assets [Abstract]
Financial Asset	657,821	527,206	478,258
Financial Liability	3,790,797	3,516,710	3,486,318
Recurring fair value measurement | Trade payables
Financial Assets [Abstract]
Financial Liability	81,850	124,684	36,624
Recurring fair value measurement | Other financial liabilities (current and non-current)
Financial Assets [Abstract]
Financial Liability	343,335	186,208	168,157
Recurring fair value measurement | Due to related party
Financial Assets [Abstract]
Financial Liability	194,635	21,306	183,795
Recurring fair value measurement | Borrowings
Financial Assets [Abstract]
Financial Liability	3,170,977	3,184,512	3,097,742
Recurring fair value measurement | Cash and cash equivalents
Financial Assets [Abstract]
Financial Asset	235,734	199,388	225,040
Recurring fair value measurement | Financial assets (current and non-current)
Financial Assets [Abstract]
Financial Asset	139,886	107,992	11,643
Recurring fair value measurement | Accounts and other receivable, net (current and non-current)
Financial Assets [Abstract]
Financial Asset	212,316	215,951	176,948
Recurring fair value measurement | Due from related parties (current and non-current)
Financial Assets [Abstract]
Financial Asset	9,980	0	59,834
Recurring fair value measurement | Other assets (current and non current)
Financial Assets [Abstract]
Financial Asset	59,905	3,875	4,793
FVTPL | Recurring fair value measurement
Financial Assets [Abstract]
Financial Liability	203,597	162,178	168,157
FVTPL | Recurring fair value measurement | Trade payables
Financial Assets [Abstract]
Financial Liability	0	0	0
FVTPL | Recurring fair value measurement | Other financial liabilities (current and non-current)
Financial Assets [Abstract]
Financial Liability	203,597	162,178	168,157
FVTPL | Recurring fair value measurement | Due to related party
Financial Assets [Abstract]
Financial Liability	0	0	0
FVTPL | Recurring fair value measurement | Borrowings
Financial Assets [Abstract]
Financial Liability	0	0	0
Amortised cost | Recurring fair value measurement
Financial Assets [Abstract]
Financial Liability	3,587,200	3,354,532	3,318,161
Amortised cost | Recurring fair value measurement | Trade payables
Financial Assets [Abstract]
Financial Liability	81,850	124,684	36,624
Amortised cost | Recurring fair value measurement | Other financial liabilities (current and non-current)
Financial Assets [Abstract]
Financial Liability	139,738	24,030	0
Amortised cost | Recurring fair value measurement | Due to related party
Financial Assets [Abstract]
Financial Liability	194,635	21,306	183,795
Amortised cost | Recurring fair value measurement | Borrowings
Financial Assets [Abstract]
Financial Liability	3,170,977	3,184,512	3,097,742
FVTPL | Recurring fair value measurement
Financial Assets [Abstract]
Financial Asset	6,497	1,123	3,103
FVTPL | Recurring fair value measurement | Cash and cash equivalents
Financial Assets [Abstract]
Financial Asset	0	0	0
FVTPL | Recurring fair value measurement | Financial assets (current and non-current)
Financial Assets [Abstract]
Financial Asset	6,497	1,123	3,103
FVTPL | Recurring fair value measurement | Accounts and other receivable, net (current and non-current)
Financial Assets [Abstract]
Financial Asset	0	0	0
FVTPL | Recurring fair value measurement | Due from related parties (current and non-current)
Financial Assets [Abstract]
Financial Asset	0	0	0
FVTPL | Recurring fair value measurement | Other assets (current and non current)
Financial Assets [Abstract]
Financial Asset	0	0	0
Amortised cost | Recurring fair value measurement
Financial Assets [Abstract]
Financial Asset	651,324	526,083	475,155
Amortised cost | Recurring fair value measurement | Cash and cash equivalents
Financial Assets [Abstract]
Financial Asset	235,734	199,388	225,040
Amortised cost | Recurring fair value measurement | Financial assets (current and non-current)
Financial Assets [Abstract]
Financial Asset	133,389	106,869	8,540
Amortised cost | Recurring fair value measurement | Accounts and other receivable, net (current and non-current)
Financial Assets [Abstract]
Financial Asset	212,316	215,951	176,948
Amortised cost | Recurring fair value measurement | Due from related parties (current and non-current)
Financial Assets [Abstract]
Financial Asset	9,980	0	59,834
Amortised cost | Recurring fair value measurement | Other assets (current and non current)
Financial Assets [Abstract]
Financial Asset	$ 59,905	$ 3,875	$ 4,793